DEBT (Narrative) (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Sep. 28, 2016	Jun. 27, 2018	Jun. 28, 2017	Jun. 29, 2016	Jun. 24, 2015
Debt [Line Items]
Borrowings on revolving credit facility		$ 1,016,000	$ 250,000	$ 256,500
Repayments of Long-term Lines of Credit		588,000	388,000	110,000
Proceeds from issuance of long-term debt		0	350,000	0
Payments for repurchase of common stock		303,239	370,877	284,905
Debt instrument, face amount					$ 550,000
Repayments of Long-term Debt		$ 260,311	3,832	3,402
Line of Credit Facility, Covenant Compliance		We are currently in compliance with all financial covenants.
2.60% Notes
Debt [Line Items]
Stated interest rate		2.60%			2.60%
Senior Notes		$ 0	250,000
Debt instrument, face amount		250,000
Repayments of Long-term Debt		$ 250,000
3.88% Notes
Debt [Line Items]
Stated interest rate		3.88%			3.88%
Senior Notes		$ 300,000	$ 300,000
Debt instrument, face amount		$ 300,000
5.00% Notes
Debt [Line Items]
Stated interest rate		5.00%	5.00%
Senior Notes	$ 350,000		$ 350,000
Proceeds from issuance of long-term debt			350,000
$750M Revolving Credit Facility [Member]
Debt [Line Items]
Line of credit facility, maximum borrowing capacity				$ 750,000
$1B Revolving Credit Facility [Member]
Debt [Line Items]
Line of credit facility, maximum borrowing capacity	1,000,000	$ 1,000,000	1,000,000
Debt Issuance Costs, Gross		$ 1,600	$ 4,000
Line of Credit Facility, Interest Rate During Period		3.79%
Debt Instrument, Description of Variable Rate Basis		One month LIBOR
Proceeds from Lines of Credit		$ 428,000
Debt available under revolving credit facility		$ 179,800
Repayments of Lines of Credit	50,000
$1B Revolving Credit Facility [Member] | Maximum [Member]
Debt [Line Items]
Basis spread on variable rate		2.00%
$1B Revolving Credit Facility [Member] | Minimum [Member]
Debt [Line Items]
Basis spread on variable rate		1.70%
$890M of the $1B Revolving Credit Facility [Member]
Debt [Line Items]
Line of Credit Facility, Expiration Date		Sep. 12, 2021
$110M of the $1B Revolving Credit Facility [Member]
Debt [Line Items]
Line of Credit Facility, Expiration Date		Mar. 12, 2020
London Interbank Offered Rate (LIBOR) [Member] | $1B Revolving Credit Facility [Member]
Debt [Line Items]
Basis spread on variable rate		2.09%
Accelerated Share Repurchase Agreement [Member]
Debt [Line Items]
Payments for repurchase of common stock	$ 300,000